Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories	Inventories

	As at December 31,
U.S.$ millions	2025	2024
Crude oil	65	173
Materials and supplies	35	34
	100	207